(Loss) earnings per share (Details Narrative) - shares			12 Months Ended
	Aug. 07, 2025	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Weighted average number of ordinary shares outstanding	187,500	1,250,000	16,365,798	15,762,887	15,762,887